Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	18.56%	15.32%	18.13%
Touchstone Large Company Growth ETF
Prospectus [Line Items]
Average Annual Return, Percent	15.30%	12.25%	14.95%
Touchstone Large Company Growth ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	14.05%	10.46%	13.15%
Touchstone Large Company Growth ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.79%	9.31%	11.98%